Loans (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Short-term Loans

	As of December 31,
	2016	2017
	NT$	NT$
Credit loans	2,741,250	3,422,400

Interest rates	1.3250% ~ 1.6440%	1.6764% ~ 2.5112%

Summary of Long-term Loans
B.	Long-term Loans

Loan period and repayment method	As of December 31,
	2016	2017
	NT$	NT$
Syndicated bank loans:
2012.8.10-2017.8.10 Including US$33,333 thousand in December 31, 2016. Repayables in 6 semi-annually installments starting from February, 2015	2,162,333	—
Other bank loans:
2013.12.31-2016.12.31 /Extended to 2019.12.30, and increased by $1,000,000 on 2017.01.19. Repayables in 3 semi-annually installments starting from December 28, 2018	1,500,000	2,500,000
2014.8.11-2018.12.13 Repayables in 5 semi-annually installments starting from December 13, 2016	680,000	340,000
2014.8.11-2018.12.10 Repayables in 6 semi-annually installments starting from June 13, 2016	1,000,000	500,000
2014.8.11-2019.8.11 Repayables in 6 semi-annually installments starting from February 10, 2017	1,500,000	1,000,000
2015.7.1-2020.7.1 Repayables in 6 semi-annually installments starting from January 2, 2018	1,500,000	1,500,000
2015.11.13-2020.11.13 Repayables in 6 semi-annually installments starting from May 11, 2018	1,000,000	1,000,000
2016.07.19-2021.01.10 Repayables in 6 semi-annually installments starting from July 10, 2018	3,000,000	3,000,000
2016.07.19-2021.07.19 Repayables in 6 semi-annually installments starting from January 18, 2019	4,000,000	4,000,000
2016.12.30-2021.12.30 Repayables in 6 semi-annually installments starting from June 28, 2019	2,000,000	2,000,000
Less:
Arrangement fee of syndicated loans	(1,586)	—
Current portion	(3,500,747)	(3,173,333)

	14,840,000	12,666,667

Interest rate	1.1287%-2.3890%	1.1358%-2.3890%

(1)	In order to fulfill the requirements of operational and capital expenditures, the Company entered into syndicated loan agreements with eleven financial institutions, including Mega International Commercial Bank, the management bank, in August 2012. All long-term loans are with credit periods of five years and are floating interest rate loans.
(2)	Pursuant to the loan agreement, the Company should maintain, on a semi-annual and annual consolidated basis, certain debt covenants, such as current ratio, liability to tangible net worth ratio as well as the ratio of interest coverage. Up to December 31, 2017, the Company has been in compliance with all the debt covenants.